Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005545 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000005545 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005545 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005545 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005545 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005545 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005545 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005545 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005545 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005545 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005545 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005545 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005545 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005545 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000193183 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000193183 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193183 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193183 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000193183 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193183 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193183 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193183 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193183 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193183 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193183 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193183 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193183 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193183 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	15.70%